Related Parties Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Parties Transactions

NOTE 8 - RELATED PARTIES TRANSACTIONS

a.	Chief Executive Officer (“CEO”)

On January 21, 2016, the Company and the Company’s former CEO entered into a fourth amendment to the former CEO’s Employment Agreement by and between the Company and the former CEO, in order to, among other things, (i) modify the term of the former CEO’s employment to end on the earlier of June 30, 2016 or the date upon which a new president and/or CEO (or executive performing a similar role) commences employment with the Company (or, if such individual is promoted internally, the date such individual is promoted to the position of president and/or chief executive officer); and (ii) provide that, during the remaining term of his employment, the former CEO will receive (A) 50% of his base salary in cash payments, for all days that the CEO works during the remaining term of his employment, at the monthly rate of $18,750, payable in accordance with the Company’s regular payroll practices, and (B) a lump-sum payment equivalent to 50% of the former CEO’s base salary through June 30, 2016, at the monthly rate of $18,750, payable within 20 business days from the earlier of (x) the Company raising an aggregate of $5 million from investors, or (y) June 30, 2016.

On June 6, 2016, the former CEO resigned from all officer and director positions with the Company, and a new president and CEO commenced employment with the Company.

On June 6, 2016, the Company appointed a new CEO, who was then the Company’s executive vice president and chief operating officer. In connection with his appointment, the Company and the CEO entered into a fourth amendment (the “Fourth Amendment”) to the employment agreement by and between the Company and the CEO, in order to, among other things, (i) change the title of his position to president and chief executive officer; (ii) modify the term of the CEO’s employment to (a) continue until May 31, 2017, with the CEO resigning as a member of the Board of Directors at the end of such term if requested by the Company and (b) provide that in the event that the term is not extended beyond May 31, 2017 by mutual agreement of the parties and the Company does not offer the CEO a position as CEO and/or chief operating officer on the same or more favorable terms with a base salary that is at least 10% greater than his current base salary, the CEO’s termination will be deemed a termination without cause; and (iii) amend the terms and conditions of the CEO’s compensation, as described below.

Pursuant to the Fourth Amendment, for the period beginning on June 1, 2016 and ending on the earlier of (i) the closing of a transaction with investors where the Company raises an aggregate of $5 million (the “Financing”) and (ii) March 15, 2017, the CEO will receive 50% of his base salary in cash payments, payable in accordance with the Company’s regular payroll practices, with the remaining 50% of his base salary paid in a lump-sum payment on the first to occur of (a) the first payroll period that is on or after the 20th business day following the Financing or (b) March 15, 2017 (such earlier date, the “Reduction Amount Payment Date”). The Fourth Amendment also amends the terms of the CEO’s bonus compensation to provide that (i) the CEO is eligible to receive annual bonus compensation in an amount equal to 100% of his base salary upon the achievement of reasonable target objectives and performance goals as may be determined by the Board in consultation with the CEO and (ii) on the Reduction Amount Payment Date, the CEO will receive a lump-sum retention bonus in an amount equal to $106,458, subject to the CEO’s continued employment through such date.

The Fourth Amendment further provides that on or within 20 business days of the closing of the Financing, the CEO will be granted, subject to approval of the Board of Directors and the CEO’s continued employment by the Company through the applicable grant date, (i) a nonqualified stock option relating to the number of shares of the Company’s common stock equal to 2% of the Company’s outstanding common stock on the date of the closing of the Financing (the “Financing Option”) and (ii) a restircted stock award equal to 2% of the Company’s outstanding common stock on the date of the closing of the Financing (the “Financing Restricted Stock Award”), in each case, subject to the terms and conditions of the Company’s 2013 Long-Term Incentive Plan and a nonqualified stock option agreement and a restricted stock award agreement to be entered into by the Company and the CEO. From the July 2016 Offering, the Company received more than an aggregate of $5 million, and, as such, on July 25, 2016, the CEO was granted the Financing Option to purchase 70,500 shares of the Company’s common stock at an exercise price of $4.75, which is equal to the closing fair market value of common stock on the date of grant, vesting on the first anniversary of the date of the grant, and on August 1, 2016, the CEO was granted the Financing Restricted Stock Award of 70,500 restricted shares of the Company’s common stock, vesting on the first anniversary of the date of the grant.

In calculating the fair value of the above options the Company used the following assumptions: dividend yield of 0%; expected term of 5 years; expected volatility of 87.29%; and risk-free interest rate of 1.22%.

The fair value of the above options, using the Black-Scholes option-pricing model, was approximately $0.2 million.

The fair value of the above restricted shares of common stock, using the Black-Scholes option-pricing model, was approximately $0.3 million.

b.	On January 16, 2016, the Board of Directors appointed a new director and Vice Chairman of the Board, effective as of January 22, 2016, with a term expiring at the Company’s 2017 annual meeting of stockholders. On April 30, 2016, in connection with his appointment, the new director was granted an option to purchase 31,202 shares of the Company’s common stock at an exercise price equal to the closing fair market value of the common stock on the date of grant on April 30, 2016, subject to the terms and conditions of the the InspireMD, Inc. 2013 Long-Term Incentive Plan (the “2013 Plan”)and the 2011 UMBRELLA Option Plan. Options to purchase 7,801 shares of Common Stock vest and become exercisable immediately upon the time of grant, and, until all 31,202 options shall have vested, options to purchase 7,801 shares of common stock will vest and become exercisable each time upon (i) the Company raising at least $15 million through an equity offering; (ii) the Company’s market cap becoming equal to or greater than $25 million; (iii) the Company receiving research coverage by three new analysts at a leading investment bank; or (iv) the tripling of the Company’s market cap from the date of appointment. Any of the foregoing conditions, if achieved following the director’s appointment but prior to April 30, 2016, would have been deemed satisfied on the date of grant. However, in the event (i) of the director’s death or permanent disability, (ii) a change in control (as defined in the Plan) or (iii) if the director is asked to resign for any reason other than cause (as defined in the Company’s form of Nonqualified Stock Option Agreement under its Plan), the options shall vest immediately in full. The options have a term of 10 years from the date of grant and the exercise price may be paid in either cash or on a cashless basis.

The fair value of options with market cap related conditions reflect the probability of achieving the respective condition, and are recognized through the date in which it is expected to be met. The fair value of such options was determined using the Monte-Carlo option-pricing model with the following primary assumptions: the probability to achieve various gross proceeds in future offerings, dividend yield of 0%; expected term of 10 years; expected volatility of 85.73%; and risk-free interest rate of 1.81%. The fair value of the above options with market conditions, using the Monte-Carlo option-pricing model, was approximately $96,000.

The remaining tranches would vest upon achievment of performance conditions. Accordingly, the fair value of such options would be recognized based upon the number of options expected to vest and when the occurrence of the condition is considered probable.

In calculating the fair value of the above options with performance conditions the Company used the following assumptions: dividend yield of 0%; expected term of 5.5 years; expected volatility of 85.81%; and risk-free interest rate of 1.25%. The fair value of the above options with performance conditions, using the Black-Scholes option-pricing model, was approximately $66,000.

c.	On January 26, 2016 the Company entered into an option cancellation and release agreement with certain directors, the former CEO, the CEO who at the time was acting as the Company’s Chief Operating Officer and the Chief Financial Officer (“CFO”) (collectively “the Optionholders”), pursuant to which the parties agreed to cancel options to purchase an aggregate of 16,910 shares of common stock of the Company previously granted to each of the Optionholders. For accounting purposes, the cancellation was treated as a settlement for no consideration and accordingly all remaining unrecognized compensation cost amounting to approximately $800,000 was recognized.

d.	During the years ended December 31, 2016 and 2015, the Company granted stock options to directors to purchase a total of 134,232 and 5,555 shares of the Company’s common stock, respectively. The options have exercise prices of $3.04 - $12.50 and $42.50-$195.00, per share, respectively, which were the fair market value of the Company’s common stock on the date of each respective grant.Of the 134,232 options granted in 2016, 82,500 options are subject to a three-year vesting period with one-third of such awards vesting each year, 20,530 options were in lieu of cash compensation that was owed to them for their services as directors for the fourth quarter of 2015 and the first and second quarters of 2016 and are fully vested as of their grant date and the remaining options are subject to certain market and performance conditions. Of the 5,555 options granted in 2015, 4,320 options were in lieu of cash compensation that was owed to them for their services as directors for the third and fourth quarters of 2014 and the first through third quarter of 2015 and are fully vested as of their grant date and the remaining options are subject to a three-year vesting period, with one-third of such awards vesting each year.

The fair value of the above options, using the Black-Scholes option-pricing model, was approximately $526,000 and $338,000, respectively.

e.	Balances with related parties:

	December 31,
	2016	2015
	($ in thousands)
Current liabilities:
Other accounts payable	$77	$132

f.	Transactions with related parties:

	Year ended December 31,
	2016	2015
	($ in thousands)

Compensation expenses (including share based compensation)	$1,499	$1,892